FEDERATED HIGH YIELD TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 30, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED HIGH YIELD TRUST (the “Trust”)

Class A Shares

Class C Shares

Institutional Shares

Service Shares

1933 Act File No. 2-91091

1940 Act File No. 811-4018

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated April 30, 2014 that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 48 on April 29, 2014.

If you have any questions regarding this certification, please contact me at (412) 288-4206.

Very truly yours,

/s/ Stacey C. Palmer

Stacey C. Palmer

Assistant Secretary